ALLIANCE HEALTH, INC.
421 E. Airport Freeway
Irving, TX 75062
(214) 255-5533
Fax (972) 256-4099

June 21, 2007

United States
Security and Exchange Commission
100 F Street N.E.
Washington, DC 20549

     Re:     Alliance Health, Inc. Tender Offer

Dear Sir/Madam:

In response to your letter dated June 19, 2007, the Company is filing an Amended Form 8-K/A. The Company does acknowledge that:

     •     It is responsible for the adequacy and accuracy of the disclosure in the filing.

     •     Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     •     The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please do not hesitate to contact either the Company at 972-255-5533 or Carl Generes, 214-352-8674, legal counsel for the Company.

Respectfully,

/s/ Sarkis J. Kechejian, M.D.
Sarkis J. Kechejian, M.D.